INCOME TAXES - Income Tax Exemption (Details) - ¥ / shares	8 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax holiday
Preferential tax rate (as a percent)					25.00%	25.00%	25.00%
Qualified software enterprise
Income tax holiday
Per share impact of tax holiday (in dollars per share)					¥ 0.09	¥ 0.13	¥ 0.05
Qualified research and development expenses
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)					50.00%
Yin Tian Xia Technology
Income tax holiday
Preferential tax rate (as a percent)	15.00%
Yin Tian Xia Technology | Qualified software enterprise
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)					50.00%	50.00%	50.00%
Yin He You | Qualified software enterprise
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)			50.00%	50.00%	50.00%
Gold Master Network | Qualified software enterprise
Income tax holiday
Reduction in tax rate following the exemption period (as a percent)		50.00%	50.00%	50.00%